Goodwill, Trademarks and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Activity related to goodwill is as follows:

(In thousands)	Gross Goodwill	Accumulated Impairment	Net Carrying Value
Balance at December 31, 2012	$552,274	$(534,179)	$18,095
Business disposal	(1,779)	1,779	—
Balance at December 31, 2013	$550,495	$(532,400)	$18,095
Balance at December 31, 2014	$550,495	$(532,400)	$18,095

Summary of Activity Related to Trademarks
related to trademarks are as follows:

	Chiquita Trademarks		Fresh Express Trademarks
(In thousands)	Gross Trademarks	Accumulated Impairment	Gross Trademarks	Accumulated Impairment	Net Trademarks
Balance at December 31, 2012	$387,585	$—	$61,500	$(23,000)	$426,085
Balance at December 31, 2013	$387,585	$—	$61,500	$(23,000)	$426,085
Balance at December 31, 2014	$387,585	$—	$61,500	$(23,000)	$426,085

Schedule of Finite-lived Intangible Assets
other intangible assets are also primarily related to Fresh Express and are amortizable (definite-lived). Other intangible assets consist of the following:

	December 31,
(In thousands)	2014	2013
Amortized intangible assets:
Customer relationships	$110,000	$110,000
Patented technology	55,123	55,123
	165,123	165,123
Accumulated amortization:
Customer relationships	(56,755)	(50,647)
Patented technology	(30,823)	(27,563)
	(87,578)	(78,210)
Other intangible assets, net	$77,545	$86,913